Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income tax
Schedule of evolution deferred tax assets and liabilities

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2023	304,726	13,449	7,106	325,281
Increase/ (decrease) of deferred tax liabilities for the year	37,230	1,822	8,943	47,995
Translation differences and inflation adjustment	(54,458)	(4,344)	133	(58,669)
Balances at December 31, 2023	287,498	10,927	16,182	314,607
Balances at January 1, 2022	279,478	32,322	8,085	319,885
Increase/(decrease) of deferred tax liabilities for the year	19,214	(5,295)	76	13,995
Translation differences and inflation adjustment	6,034	(13,578)	(1,055)	(8,599)
Balances at December 31, 2022	304,726	13,449	7,106	325,281

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2023	26,266	112,775	989	7,675	147,705
(Decrease) / increase of deferred tax assets for the year	1,786	105,839	(164)	3,231	110,692
Translation differences and inflation adjustment	(4,245)	(13,238)	(12)	(898)	(18,393)
Balances at December 31, 2023	23,807	205,376	813	10,008	240,004
Balances at January 1, 2022	34,073	113,304	932	13,022	161,331
Disposal of subsidiaries	(343)	(2,198)	—	16	(2,525)
(Decrease) / increase of deferred tax assets for the year	(410)	12,580	(108)	(2,482)	9,580
Translation differences and inflation adjustment	(7,054)	(10,911)	165	(2,881)	(20,681)
Balances at December 31, 2022	26,266	112,775	989	7,675	147,705

Schedule of expiration dates of deferred tax asset related to tax losses carryforward

	For the year ended December 31,
Expiration date	2023	2022
December 31, 2025	73,344	50,161
December 31, 2026	1,095	837
December 31, 2027	38,320	16
December 31, 2028	30,384	—

Schedule of unrecognized deferred income tax

	2023	2022
Deferred tax assets	62,712	54,882
Deferred tax liabilities	(137,315)	(232,458)